CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Capital Management [Abstract]
Schedule of Capital Management	CI’s capital consists of the following:

	As at	As at
	December 31, 2020	December 31, 2019
	$	$
Shareholders’ equity	1,582,447	1,493,988
Long-term debt	2,456,116	1,604,494
Total capital	4,038,563	3,098,482